Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 44,009	$ 81,151
Restricted cash	2,600	5,307
Accounts receivable, net	25,100	12,810
Due from related parties, short term	18,926	13,931
Prepaid expenses and other current assets	13,343	6,534
Total current assets	103,978	119,733
Vessels, net	1,383,605	1,250,043
Intangible assets other than goodwill	36,645	0
Goodwill	1,579	1,579
Other long-term assets	0	900
Deferred dry dock and special survey costs, net	32,161	20,871
Investment in affiliates	11,400	125,062
Due from related parties, long-term	58,016	54,593
Total non-current assets	1,523,406	1,453,048
Total assets	1,627,384	1,572,781
Current liabilities
Accounts payable	12,621	3,862
Accrued expenses	13,205	12,211
Due to related parties, short-term	12,029	17,107
Deferred revenue	3,340	5,028
Current portion of long-term debt, net of deferred finance costs	50,964	36,410
Total current liabilities	92,159	74,618
Long-term debt, net of current portion, premium and net of deferred finance costs	1,154,873	1,028,959
Deferred gain on sale of assets	0	6,729
Total non-current liabilities	1,154,873	1,035,688
Total liabilities	1,247,032	1,110,306
Commitments and contingencies
Stockholders' equity
Preferred stock, $0.0001 par value; 10,000,000 shares authorized; 1,000 series C shares issued and outstanding as of December 31, 2018 and December 31, 2017	0	0
Common stock, $0.0001 par value; 250,000,000 shares authorized; 13,280,927 and 10,140,527 issued and outstanding as of December 31, 2018 and December 31, 2017, respectively	1	1
Additional paid-in capital	522,335	518,085
Accumulated deficit	(141,984)	(55,611)
Total stockholders' equity	380,352	462,475
Total liabilities and stockholders' equity	$ 1,627,384	$ 1,572,781